Share Capital - Disclosure of detailed information about warrants, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) Year $ / shares	Dec. 31, 2018 CAD ($) Year $ / shares	Dec. 31, 2017 CAD ($) Year $ / shares
Disclosure Of Detailed Information About Share Capital [Abstract]
Risk fee rate	0.00%	0.00%	2.31%
Expected life (years) | Year	0	0	2
Volatility	0.00%	0.00%	104.00%
Expected Dividend | $	$ 0	$ 0	$ 0
Expected forfeiture rate	0.00%	0.00%	0.00%
Exercise price	$ 0	$ 0	$ 0.95
Grant date fair value	$ 0	$ 0	$ 0.95